Segmented Information (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenues as reported		$ 10,732	$ 11,361
Cost of sales		6,732	8,495
Gross profit as reported		4,000	2,866
Depreciation and amortization		180	227
Share-based compensation		2,359	1,095
Other G&A expenses		7,104	6,212
Mine site care and maintenance		1,723	1,954
Restructuring Costs		1,353
Foreign exchange loss (gain)		(964)	137
Gain on investments		(1,341)	(2,742)
Other (income) loss		(184)	(30)
Segment income (loss) before taxes	[1]	(6,176)	(3,967)
Total assets		123,836	117,632
Total liabilities		23,776	26,959
Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported		10,732	11,361
Cost of sales		6,732	8,495
Gross profit as reported		4,000	2,866
Depreciation and amortization		79	130
Share-based compensation		0	161
Other G&A expenses		2,700	2,748
Mine site care and maintenance		0	0
Foreign exchange loss (gain)		(1,080)	(2)
Gain on investments		0	0
Other (income) loss		250	(1)
Segment income (loss) before taxes		2,051	(170)
Total assets		6,198	5,413
Total liabilities		1,642	1,455
Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Cost of sales		0	0
Gross profit as reported		0	0
Depreciation and amortization		0	0
Share-based compensation		0	0
Other G&A expenses		0	0
Mine site care and maintenance		1,723	1,954
Foreign exchange loss (gain)		(4)	0
Gain on investments		0	0
Other (income) loss		(247)	46
Segment income (loss) before taxes		(1,472)	(2,000)
Total assets		99,815	91,738
Total liabilities		20,670	24,735
Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Cost of sales		0	0
Gross profit as reported		0	0
Depreciation and amortization		101	97
Share-based compensation		2,305	914
Other G&A expenses		4,404	3,464
Mine site care and maintenance		0	0
Restructuring Costs		1,353
Foreign exchange loss (gain)		120	139
Gain on investments		(1,341)	(2,742)
Other (income) loss		(187)	(75)
Segment income (loss) before taxes		(6,755)	(1,797)
Total assets		17,823	20,481
Total liabilities		1,464	769
Canadian [Member]
Disclosure of operating segments [line items]
Total revenues as reported		5,881	6,754
Canadian [Member] | Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported		5,881	6,754
Canadian [Member] | Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Canadian [Member] | Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Non-Canadian [Member]
Disclosure of operating segments [line items]
Total revenues as reported		4,851	4,607
Non-Canadian [Member] | Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported		4,851	4,607
Non-Canadian [Member] | Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Non-Canadian [Member] | Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported		$ 0	$ 0

[1]	Represents consolidated loss before taxes.